STATEMENTS OF OPERATIONS (USD $)	9 Months Ended		12 Months Ended		99 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Mar. 31, 2011 Pre Acquisition	Mar. 31, 2010 Pre Acquisition	Dec. 31, 2010 Pre Acquisition	Dec. 31, 2009 Pre Acquisition
REVENUES						$ 8,333	$ 8,333	$ 33,334	$ 33,334
COSTS AND EXPENSES:
Research and development	2,445,429	2,616,834	2,984,207	4,351,983	17,205,959	532,686	1,910,889	2,997,984	8,080,242
General and administrative	1,827,510	1,014,094	1,156,549	1,824,302	6,970,179	611,877	644,763	2,486,032	2,182,253
Merger costs	746,207		52,925		52,925
Total costs and expenses	5,019,146	3,630,928	4,193,681	6,176,285	24,229,063	1,144,563	2,555,652	5,484,016	10,262,495
LOSS FROM OPERATIONS	(5,019,146)	(3,630,928)	(4,193,681)	(6,176,285)	(24,229,063)	(1,136,230)	(2,547,319)	(5,450,682)	(10,229,161)
OTHER INCOME (EXPENSE):
Interest income						668		2,421	1,013
Grant income	44,479		200,000		200,000			244,479	62,980
(Gain) loss on derivative warrants	(66,820)					125,490	7,897,441	8,118,174	(12,114,371)
Liquidated damages (see Note 6)								(819,000)
Interest expense, net	(428,015)	(467,495)	(566,156)	(43,588)	(17,102)
Miscellaneous									6,233
Other income			(426)		1,161
Total other income (expense)	(450,356)	(467,495)	(366,582)	(43,588)	184,059	126,158	7,897,441	7,546,074	(12,044,145)
NET INCOME (LOSS)	(5,469,502)	(4,098,423)	(4,560,263)	(6,219,873)	(24,045,004)	(1,010,072)	5,350,122	2,095,392	(22,273,306)
PREFERRED STOCK DIVIDENDS							(656,635)	(2,207,827)	(3,296,289)
PREFERRED STOCK DEEMED DIVIDENDS								(12,541,201)	(714,031)
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS						$ (1,010,072)	$ 4,693,487	$ (12,653,636)	$ (26,283,626)
BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE	$ (0.25)	$ (0.32)	$ (0.36)	$ (0.49)	$ (2.53)			$ (15.36)	$ (80.57)
BASIC NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE						$ (0.34)	$ 8.99
SHARES USED IN COMPUTING BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE	21,847,984	12,820,102	12,820,102	12,820,102	9,513,115			823,933	326,209
SHARES USED IN COMPUTING BASIC NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE						2,959,871	522,350
DILUTED NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE						$ (0.34)	$ 3.41
SHARES USED IN COMPUTING DILUTED NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE						2,959,871	881,861